Net Income (Loss) Per Common Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Net Income (Loss) Per Common Share
Net income (loss)	$ (9,933,406)	$ (2,577,964)	$ (6,168,931)	$ (7,923,607)
Basic weighted average common shares			14,676,369	10,675,765
Diluted weighted average common shares	28,889,604	13,877,636	14,676,369	10,675,765
Basic net loss per common share	$ (0.35)	$ (0.19)	$ (0.42)	$ (0.74)
Loss per diluted share	$ (0.35)	$ (0.19)	$ (0.42)	$ (0.74)